united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22756

Advisors Preferred Trust
(Exact name of registrant as specified in charter)

1445 Research Blvd, Suite 530, Rockville, MD	20850
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2734

Date of fiscal year end:	12/31

Date of reporting period:	12/31/25

Item 1. Reports to Stockholders.

(a)        Tailored Shareholder Report

The Gold Bullion Strategy Portfolio

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about The Gold Bullion Strategy Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.goldbullionstrategyfund.com/index.php/investor-materials. You can also request this information by contacting us at (855) 650-7453.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
-	$190	1.46%

How did the Fund perform during the reporting period?

The Portfolio returned 59.59% for the 12 months ended December 31, 2025, as gold continued its strong performance by more than doubling its return from calendar year 2024.  The S&P 500 Index, the Fund’s benchmark, gained 17.88%. The S&P GSCI Gold Index earned 62.47% for the period.

Strategy

The Portfolio is designed to track the daily price movements of gold; thus, most of its performance is linked to gold’s gains or losses.

Techniques

The strong performance of Gold during the period continued to be driven by a softening U.S. Dollar, trade uncertainty, and global central bank demand.

Adhering to its stated investment strategy, the Portfolio tracked closely with gold prices primarily by using futures contracts. However, after accounting for fund expenses, the Portfolio did lag modestly due to variances related to the rolling of futures contracts versus the S&P GSCI Gold Index. The Portfolio will continue to execute its investment strategy in an effort to track daily gold prices.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

The Gold Bullion Strategy Portfolio - $31,453
S&P 500® Index - $39,827
S&P GSCI Gold Index - $37,185
$40,000
$30,000
$20,000
$10,000
$0
$39,827
$37,185
$31,453
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	The Gold Bullion Strategy Portfolio	S&P 500® Index	S&P GSCI Gold Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$10,685	$11,196	$10,775
Dec-2017	$11,888	$13,640	$12,152
Dec-2018	$11,370	$13,042	$11,811
Dec-2019	$13,410	$17,149	$13,940
Dec-2020	$16,050	$20,304	$16,861
Dec-2021	$15,107	$26,132	$16,140
Dec-2022	$14,343	$21,399	$16,021
Dec-2023	$15,851	$27,025	$18,075
Dec-2024	$19,708	$33,786	$22,887
Dec-2025	$31,453	$39,827	$37,185

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Gold Bullion Strategy Portfolio	59.59%	14.40%	12.14%
S&P 500® Index	17.88%	14.42%	14.82%
S&P GSCI Gold Index	62.47%	17.14%	14.03%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 650-7453.

Fund Statistics

Net Assets	$57,767,294
Number of Portfolio Holdings	9
Advisory Fee	$308,096
Portfolio Turnover	223%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	3.2%
Exchange-Traded Funds	41.5%
Money Market Funds	55.3%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Gold	100.00%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund Class Z, 3.603%,	21.5%
iShares 0-3 Month Treasury Bond ETF	19.6%
SPDR Bloomberg 1-3 Month T-Bill ETF	19.6%
DWS Government Money Market Series Institutional Class, 3.696%,	10.9%
Fidelity Government Portfolio Class I, 3.640%,	10.9%
Invesco Treasury Portfolio Institutional Class, 3.622%,	10.9%
Mount Vernon Liquid Assets Portfolio, LLC, 3.860%,	3.2%
SPDR Gold Shares	1.5%

The Fund has economic exposure through futures and other portfolio instruments equal to 100% of its assets. This figure disregards cash and cash equivalents.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

The Gold Bullion Strategy Portfolio

Annual Shareholder Report - December 31, 2025

Additional information is available on the Fund's website (www.goldbullionstrategyfund.com/index.php/investor-materials), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125 GOLDP

(b)       Not applicable

Item 2. Code of Ethics.

(a)       The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)       N/A

(c)       During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)       During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)       N/A

(f)       See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)   The Registrant’s board of trustees has determined that Felix Rivera is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rivera is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 - $15,250

2024 –$15,250

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

2025 - None

2024 - None

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 - $3,000

2024 –$3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended December 31, 2025 and 2024, respectively.

(e)(1) The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)       All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended December 31, 2025 and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)       Not applicable.

(i)        Not applicable.

(j)        Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

The Gold Bullion Strategy
Portfolio

Annual Financial Statements
and Additional Information

December 31, 2025

1-855-650-QGLD (7453)
www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

THE GOLD BULLION STRATEGY PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 41.4%
	COMMODITY- 1.5%
2,155	SPDR Gold Shares(a),(b)			$854,048

	FIXED INCOME – 39.9%
114,760	iShares 0-3 Month Treasury Bond ETF			11,519,609
126,040	State Street SPDR Bloomberg 1-3 Month T-Bill ETF(e)			11,517,535
				23,037,144

	TOTAL EXCHANGE-TRADED FUNDS (Cost $23,952,323)			23,891,192

	SHORT-TERM INVESTMENTS — 55.3%
	MONEY MARKET FUNDS - 55.3%
6,412,240	DWS Government Money Market Series, Institutional Class, 3.70%(c)			6,412,240
6,412,241	Fidelity Government Portfolio, Class I, 3.64%(c)			6,412,241
6,412,240	First American Government Obligations Fund, Class Z, 3.60%(c)			6,412,240
6,267,587	First American Government Obligations Fund, Class Z, 3.60%(b)(c)			6,267,587
6,412,241	Invesco Treasury Portfolio, Institutional Class, 3.62%(c)			6,412,241
	TOTAL MONEY MARKET FUNDS (Cost $31,916,549)			31,916,549

	TOTAL SHORT-TERM INVESTMENTS (Cost $31,916,549)			31,916,549

Units
	COLLATERAL FOR SECURITIES LOANED – 3.2%
1,874,325	Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(c),(d)			1,874,325
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,874,325)

	TOTAL INVESTMENTS - 99.9% (Cost $57,743,197)			$57,682,066
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%			85,228
	NET ASSETS - 100.0%			$57,767,294

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
132	COMEX Gold 100 Troy Ounces Futures(b)	02/26/2026	$57,115,080	$2,345,510
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of this investment is a holding of the GBSP Fund Ltd.

(c)	Rate disclosed is the seven-day effective yield as of December 31, 2025.

(d)	Security purchased with cash proceeds of securities lending collateral.

(e)	All or a portion of the security is on loan. Total loaned securities had a value of $1,836,738 at December 31, 2025.

The accompanying notes are an integral part of these consolidated financial statements.

The Gold Bullion Strategy Portfolio
Consolidated Statement of Assets and Liabilities
December 31, 2025

ASSETS
Investment securities:
At cost	$57,743,197
At value (a)	$57,682,066
Unrealized appreciation on futures contracts	2,345,510
Receivable for securities sold	686,853
Deposit with broker for futures contracts	118,783
Dividends and interest receivable	94,986
TOTAL ASSETS	60,928,198

LIABILITIES
Payable for collateral on securities loaned	1,874,325
Payable for Portfolio shares redeemed	1,077,014
Payable for investments purchased	129,603
Investment advisory fees payable	35,790
Distribution (12b-1) fees payable	24,253
Payable to related parties	19,919
TOTAL LIABILITIES	3,160,904

NET ASSETS	$57,767,294

Composition of Net Assets:
Paid in capital	39,550,904
Accumulated earnings	18,216,390
NET ASSETS	$57,767,294

Net Asset Value Per Share:
Shares:
Net Assets	$57,767,294
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,490,577
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$38.76

(a)	Includes loaned securities with a value of $1,836,738.

The accompanying notes are an integral part of these consolidated financial statements.

The Gold Bullion Strategy Portfolio
Consolidated Statement of Operations
For the Year Ended December 31, 2025

INVESTMENT INCOME
Interest	$906,534
Dividends	691,324
Securities lending	8,793
TOTAL INVESTMENT INCOME	1,606,651

EXPENSES
Investment advisory fees	308,096
Distribution fees	205,397
Administrative services fees	86,045
Liquidity program administration fees	9,000
TOTAL EXPENSES	608,538
Less: Fees waived by the Advisor	(9,000)
NET EXPENSES	599,538

NET INVESTMENT INCOME	1,007,113

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain from:
Investments	250,387
Futures contracts	14,573,736
Net Realized Gain on Investments and Futures Contracts	14,824,123

Net change in unrealized appreciation (depreciation) on:
Investments	(38,784)
Futures contracts	3,300,690
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	3,261,906

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS	18,086,029

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,093,142

The accompanying notes are an integral part of these consolidated financial statements.

The Gold Bullion Strategy Portfolio
Consolidated Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	December 31, 2025	December 31, 2024

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,007,113	$830,887
Net realized gain on investments and futures contracts	14,824,123	5,670,014
Net change in unrealized appreciation (depreciation) on investments and futures contracts	3,261,906	(1,402,670)
Net increase in net assets resulting from operations	19,093,142	5,098,231

DISTRIBUTIONS TO SHAREHOLDERS
From earnings	(5,100,731)	(1,878,946)
Total distributions to shareholders	(5,100,731)	(1,878,946)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	46,353,540	21,303,786
Reinvestment of dividends and distributions	5,100,731	1,878,946
Payments for shares redeemed	(35,905,124)	(20,876,662)
Net increase from shares of beneficial interest transactions	15,549,147	2,306,070

NET INCREASE IN NET ASSETS	29,541,558	5,525,355

NET ASSETS
Beginning of year	28,225,736	22,700,381
End of year	$57,767,294	$28,225,736

SHARE ACTIVITY
Shares Sold	1,339,507	821,202
Shares Reinvested	130,721	67,515
Shares Redeemed	(1,040,759)	(823,958)
Net increase in shares of beneficial interest outstanding	429,469	64,759

The accompanying notes are an integral part of these consolidated financial statements.

The Gold Bullion Strategy Portfolio
Consolidated Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$26.60	$22.78	$20.65	$21.75	$26.63
Income (loss) from investment operations:
Net investment income (loss) (a)	0.85	0.86	0.70	0.06	(0.13)
Net realized and unrealized gain (loss)	15.03	4.76	1.47	(1.16)	(1.48)
Total income (loss) from investment operations	15.88	5.62	2.17	(1.10)	(1.61)
Less distributions:
Distributions from net investment income	(3.72)	(1.80)	(0.04)	—	(3.27)
Total distributions	(3.72)	(1.80)	(0.04)	—	(3.27)
Net asset value, end of year	$38.76	$26.60	$22.78	$20.65	$21.75
Total return (b)	59.59%	24.34%	10.51%	(5.06)%	(5.87)%
Net assets, end of year (in 000s)	$57,767	$28,226	$22,700	$17,701	$20,615
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (c)	1.48%	1.49%	1.51%	1.43%	1.47%
Ratio of net expenses to average net assets (c)	1.46%	1.45%	1.47%	1.43%	1.47%
Ratios of net investment income (loss) to average net assets (c,d)	2.45%	3.32%	3.22%	0.29%	(0.51)%
Portfolio turnover rate	223%	212%	194%	359%	184%

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns assume reinvestments of all distributions.

(c)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Portfolio invests.

(d)	Recognition of net investment income (loss) by the Portfolio is affected by the timing and declaration of dividends by the underlying investment companies in which the Portfolio invests.

The accompanying notes are an integral part of these consolidated financial statements.

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2025

1.	ORGANIZATION

The Gold Bullion Strategy Portfolio (the “Portfolio”) is a diversified series of shares of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolio currently offers shares at net asset value. The Portfolio seeks returns that reflect the performance of the price of gold bullion. The Portfolio commenced operations on November 1, 2013. The Portfolio is a “fund of funds”, in that the Portfolio will generally invest in other investment companies.

The Portfolio operates as a single operating segment. The Portfolio’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the portfolio manager and President (together the chief operating decision maker) of the Portfolio, who are responsible for the oversight functions of the Portfolio, using the information presented in the financial statements and financial highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its consolidated financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates. The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services – Investment Companies.

Operating Segments – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Portfolio securities will be valued each day at the last quoted sales price on each security’s primary exchange, and securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations were readily available and not subject to restrictions against resale will be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean of the current bid and ask price on the primary exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Futures and future options are valued at 4:00 p.m. Eastern Time or, in the absence of a settled price, at the last bid price on the day of valuation. Investments in open-end mutual funds are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

GBSP Fund Limited (“GBSP Fund Ltd.”) is a wholly-owned and controlled foreign subsidiary of the Portfolio that can invest in gold bullion-related exchange traded funds (“ETFs”), exchange traded notes (“ETNs”), physical gold bullion and derivatives. See “Consolidation of Subsidiary” for additional information.

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2025

The Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Investment Companies – The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended mutual funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolio will not change.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per unit as provided by the Underlying Fund’s administrator.

The Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2025

ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of December 31, 2025 for the Portfolio’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Exchange-Traded Funds	$23,891,192	$—	$—	$23,891,192
Short-Term Investments	31,916,549	—	—	31,916,549
Collateral for Securities Loaned	—	—	—	1,874,325	**
Total Investments	$55,807,741	$—	$—	$57,682,066
Derivatives
Futures Contracts^	2,345,510	—	—	2,345,510
Total Assets	$58,153,251	$—	$—	$60,027,576

*	Refer to the Consolidated Portfolio of Investments for sector classifications.

**	Portfolio valued using the NAV per share practical expedient. In accordance with Topic 820, the portfolio is excluded from the fair value hierarchy.

^	Includes cumulative unrealized gain (loss) on futures contracts open at December 31, 2025.

The Portfolio did not hold any Level 2 or Level 3 securities during the current year.

Consolidation of Subsidiary – The consolidated financial statements of the Portfolio include the accounts of GBSP Fund Ltd., a wholly-owned controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The Portfolio may invest up to 25% of its total assets in GBSP Fund Ltd., which acts as an investment vehicle in order to affect certain investments consistent with the Portfolio’s investment objectives and policies. The subsidiary commenced operations on November 15, 2013 and is an exempted Cayman Islands company with limited liability.

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2025

A summary of the Portfolio’s investment in GBSP Fund Ltd. is as follows:

	Inception Date of GBSP Fund Ltd.	GBSP Fund Ltd. Net Assets at December 31, 2025	% of Net Assets at December 31, 2025
GBSP Fund Ltd.	11/15/2013	$9,475,073	16.40%

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Portfolio.

Federal Income Tax – It is the Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolio’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2022 to December 31, 2024 or expected to be taken in the Portfolio’s December 31, 2025 tax returns.

The Portfolio identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the year ended December 31, 2025, the Portfolio did not incur any interest or penalties.

For tax purposes, GBSP Fund Ltd. is an exempted Cayman Islands investment company. GBSP Fund Ltd. has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, GBSP Fund Ltd. is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, a portion of GBSP Fund Ltd.’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Portfolio’s investment company taxable income.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio (or fund) are charged to that portfolio. Expenses which are not readily identifiable to a specific portfolio are allocated in such a manner as

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2025

deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	RISKS

Principal Investment Risk – As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. The Portfolio is not intended to be a complete investment program. Many factors affect the Portfolio’s net asset value and performance. The following risks apply to the Portfolio through its direct investments as well as indirectly through investments in Underlying Funds and the subsidiary (GBSP Fund Ltd.).

General Market Risk – The risk that the value of the Portfolio’s shares will fluctuate based on the performance of the Portfolio’s investments and other factors affecting the commodities and/or securities market generally. Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Portfolio and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Exchange Traded Funds – The Portfolio may invest in ETFs. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.

Mutual Fund and ETN Risk – Mutual funds and exchange traded notes (“ETNs”) are subject to investment advisory or management and other expenses, which will be indirectly paid by the Portfolio. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks. ETNs may not provide an effective substitute for gold bullion because changes in derivative prices held by these instruments may not track those of the underlying gold bullion.

Futures Contracts – The Portfolio is subject to commodity risk in the normal course of pursuing its investment objective. The Portfolio may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the year the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If the Portfolio was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Portfolio segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Portfolio because futures are

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2025

exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the normal course of business, the Portfolio purchases and sells various financial instruments, which may result in risks, the amount of which is not apparent from the consolidated financial statements.

Derivatives Risk – Futures are subject to inherent leverage that may magnify Portfolio losses. These derivatives may not provide an effective substitute for gold bullion because changes in derivative prices may not track those of the underlying gold bullion. Also, over-the-counter forwards are subject to counterparty default risk.

Gold Risk – The price of gold may be volatile and gold bullion-related ETFs, ETNs and derivatives may be highly sensitive to the price of gold. The price of gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical Gold bullion has sales commission, storage, insurance and auditing expenses.

4.	INVESTMENT TRANSACTIONS

For the year ended December 31, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $49,587,283 and $37,571,997, respectively.

5.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The Portfolio’s policy is to recognize a gross asset or liability equal to the unrealized appreciation/(depreciation) on futures contracts. During the year ended December 31, 2025, the Portfolio was subject to a master netting arrangement. The following table shows additional information regarding the offsetting of assets and liabilities at December 31, 2025:

Gross Amounts Not Offset in the
Consolidated Statement of Assets &
Assets: (A)				Liabilities
Net Amounts of
		Gross Amounts	Assets or Liabilities
	Gross Amounts	Offset in the	Presented in the
	of Recognized	Consolidated	Consolidated		Cash Collateral
	Assets or	Statement of Assets	Statement of Assets	Financial	(Received) or
Description	Liabilities	& Liabilities	& Liabilities	Instruments	Pledged(1)	Net Amount
Futures Contracts (A)	$2,345,510	$—	$2,345,510	$—	$—	$2,345,510
Total	$2,345,510	$—	$2,345,510	$—	$—	$2,345,510

(1)	Detailed collateral amounts are presented in the Consolidated Statement of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Portfolio’s Consolidated Statement of Assets and Liabilities as of December 31, 2025:

Derivative Investment Type	Location on the Consolidated Statement of Assets and Liabilities
Futures Contracts	Unrealized appreciation on futures contracts

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2025

At December 31, 2025, the fair value of derivative instruments was as follows:

Asset Derivatives

Derivative Investment Type	Commodity Risk	Total
Futures Contracts	$2,345,510	$2,345,510

The following is a summary of the location of derivative investments on the Portfolio’s Consolidated Statement of Operations for the year ended December 31, 2025:

Derivative Investment Type	Location of Gain/Loss on Derivative
Futures Contracts	Net realized gain from futures contracts
Net change in unrealized appreciation on futures contracts

The following is a summary of the Portfolio’s realized gain and unrealized appreciation on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the year ended December 31, 2025:

Realized gain on derivatives recognized in the Consolidated Statement of Operations
Derivative Investment Type	Commodity Risk	Total
Futures Contracts	$14,573,736	$14,573,736

Change in unrealized appreciation (depreciation) on derivatives recognized in the Consolidated Statement of Operations
Derivative Investment Type	Commodity Risk	Total
Futures Contracts	$3,300,690	$3,300,690

The derivative instruments outstanding as of December 31, 2025 as disclosed in the Consolidated Portfolio of Investments and in the Notes to Consolidated Financial Statements and the amounts of realized and changes in unrealized gains on futures contracts during the year as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

The Portfolio and GBSP Fund Ltd. use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with the derivative instruments, see Note 3.

6.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisors Preferred LLC (“Advisor”), serves as investment adviser to the Portfolio. The Advisor has engaged Flexible Plan Investments, Ltd. (the “Sub-Advisor”) to serve as the sub-advisor to the Portfolio. Sub-Advisor expenses are the responsibility of the Advisor.

Pursuant to an advisory agreement with the Portfolio, the Advisor, under the oversight of the Board, directs the daily operations of the Portfolio and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolio pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Portfolio’s average daily net assets. Pursuant to the advisory agreement, the Advisor earned $308,096 in advisory fees for the year ended December 31, 2025.

Pursuant to a liquidity program administrator agreement with the Portfolio, the Advisor, provides a liquidity program administrator who, directs the operations of the Portfolio’s liquidity risk management program. As compensation for its services and the related expenses borne by the Advisor, the Portfolio pay the Adviser out of pocket expenses and an annual fee of $9,000. Pursuant to the liquidity program administrator agreement, the Advisor earned $0 (net of voluntary waivers) in the Statement of Operations (miscellaneous expenses) for the

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2025

year ended December 31, 2025.

Ultimus Fund Solutions, LLC (“UFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Portfolio pays UFS customary fees for providing administration, fund accounting and transfer agent services to the Portfolio as shown in the consolidated Statement of Operations under Administrative services fees. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

In addition, certain affiliates of UFS provide services to the Portfolio as follows:

Blu Giant, LLC (“Blu Giant”), Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Portfolio. These expenses are the responsibility of UFS.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly distribution and service fee is calculated by the Portfolio at an annual rate of up to 0.75% of its average daily net assets and is paid to Ceros Financial Services, Inc. (“Ceros”), a registered broker/dealer and an affiliate of the Advisor, and principal underwriter of the Portfolio, to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of accounts, not otherwise required to be provided by the Advisor. Currently, the Portfolio is incurring 0.50%. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the year ended December 31, 2025, pursuant to the Plan, distribution fees were $205,397, paid by the Portfolio.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $72,000 per year plus $2,500 minimum per meeting for certain special meetings, which varies based on the matters submitted, as well as for reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates. The Advisor pays trustee fees.

During the year ended December 31, 2025, Ceros executed trades on behalf of the Portfolio and received $5,384 in trade commissions.

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of control of the Portfolio under Section 2(a)(9) of the 1940 Act. As of December 31, 2025, Jefferson National Life Insurance Co. held 94% of the voting securities of shares.

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Portfolio for federal income tax purposes excluding futures, and its respective gross unrealized appreciation and depreciation at December 31, 2025, were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	(Depreciation)	(Depreciation)
$57,763,304	$12,591,019	$(12,672,257)	$(81,238)

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2025

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended December 31, 2025, and 2024 was as follows:

As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2025	December 31, 2024
Ordinary Income	$5,100,731	$1,878,946
	$5,100,731	$1,878,946

As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$19,132,557	$—	$—	$(834,929)	$—	$(81,238)	$18,216,390

The difference between book basis and tax basis unrealized depreciation and accumulated net realized gains/(losses) is primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships.

At December 31, 2025, the Portfolio had capital loss carry forward for federal income tax purposes available to offset future capital gains, and utilized capital loss carryforwards, as follows:

			CLCF
Short-Term	Long-Term	Total	Utilized
$109,497	$725,432	$834,929	$9,351

Permanent book and tax differences, primarily attributable to adjustments for the Portfolio’s holding in GBSP Ltd, resulted in reclassifications for the year ended December 31, 2025, as follows:

Paid In	Distributable
Capital	Earnings
$16	$(16)

10.	SECURITIES LENDING

The Portfolio has entered into a securities lending arrangement (the “Agreement”) with U.S. Bank (the “Lending Agent”). Under the terms of the Agreement, the Portfolio is authorized to loan securities to the Lending Agent. In exchange, the Portfolio receives cash and “non-cash” or “securities” collateral in the amount of at least 105% of the value of any loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-market daily. Loans shall be marked to market daily and the margin restored in the event collateralization is below 100% of the value of securities loaned. The value of securities loaned is disclosed in a footnote on the Consolidated Statement of Assets and Liabilities and on the Consolidated Portfolio of Investments. Securities lending income is disclosed in the Portfolio’s Consolidated Statement of Operations. Although risk is mitigated by the collateral, the Portfolio could experience a delay in recovering its securities and possible loss of income or value if the Lending Agent fails to return the securities on loan. The Portfolio’s cash collateral received in securities lending transactions is invested in the Mount Vernon Liquid Assets Portfolio, LLC, a privately offered liquidity fund. The investment objective of Mount Vernon Liquid Assets Portfolio, LLC is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2025

As of December 31, 2025, the Portfolio loaned securities which were collateralized by short-term investment securities. The value of securities on loan and the value of the related overnight and continuous collateral were $1,836,738 and $1,874,325, respectively.

11.	ACCOUNTING PRONOUNCEMENT

The Fund adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The Gold Bullion Strategy Portfolio and
Board of Trustees of Advisors Preferred Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of The Gold Bullion Strategy Portfolio (the “Portfolio”), a series of Advisors Preferred Trust, as of December 31, 2025, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Advisors Preferred, LLC since 2012.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 13, 2026

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-650-7453 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov, or by visiting www.goldbullionstrategyfund.com/index.php/investor-materials.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, MD 20850

SUB-ADVISOR
Flexible Plan Investments, Ltd.
3883 Telegraph Road, Suite 100
Bloomfield Hills, MI 48302

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

The Gold Bullion Strategy Portfolio
ADDITIONAL INFORMATION (Unaudited)
December 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Approval of the Renewal of the Investment Advisory and Sub-Advisory Agreements for The Gold Bullion Strategy Portfolio (and its subsidiary)

At an in-person Board meeting held on May 21, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the 1940 Act, considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between Advisors Preferred, LLC (the “Adviser” or “Advisors Preferred”)) and the Trust, on behalf of The Gold Bullion Strategy Portfolio (and its subsidiary) (“Gold Portfolio” and “GBSP Fund Limited”, respectively); and the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Flexible Plan Investments, Ltd. (the “Sub-Adviser” or “Flexible Plan”). The Board and the Directors of the GBSP Portfolio Limited, a wholly owned foreign subsidiary of Gold Portfolio, approved renewal of the investment advisory agreement between GBSP Fund Limited and the Adviser (the “Subsidiary Advisory Agreement”) as well as renewal of the sub-advisory agreement (the “Subsidiary Sub-Advisory Agreement”) between the Adviser and Flexible Plan with respect to the GBSP Fund Limited. The Gold Portfolio level agreements and subsidiary agreements (together the “Agreements”) are referred to collectively for convenience and references to the Gold Portfolio include the subsidiary as the context indicates. The Trustees’ and Directors’ deliberations are presented as collective deliberations as they were conducted concurrently and refences to the Board also include the Directors.

The Board then reviewed and discussed the written materials that were provided by Advisors Preferred, LLC and Flexible Plan in advance of the Meeting and deliberated on the renewal of the Agreements with respect to Gold Portfolio (and subsidiary GBSP Fund Ltd.). The Board members relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements with respect to Gold Portfolio. The Board conducted some of their deliberations on a joint basis for the Adviser and the Sub-Adviser given the close working relationship of the Adviser and Sub-Adviser and conducted their deliberations on a consolidated basis for the Gold Portfolio and its subsidiary.

Nature, Extent and Quality of Services: With respect to the nature, extent and quality of services provided, the Board reviewed the Adviser’s Form ADV, and the Sub-Adviser’s Form ADV, a description of the manner in which investment decisions, including asset allocation, sector selection and trade execution, are made for the Gold Portfolio by the Sub-Adviser, a description of the services

The Gold Bullion Strategy Portfolio
ADDITIONAL INFORMATION (Unaudited)(Continued)
December 31, 2025

provided by the Adviser and those services provided by the Sub-Adviser and those executed by the Adviser. The Board reviewed the experience of professional personnel from both the Adviser and the Sub-Adviser performing services for the Gold Portfolio, including the team of individuals that primarily monitor and execute the investment and administration process, and the portfolio managers. The Board considered the depth of resources of the Adviser and the Sub-Adviser. Further the Board reviewed a certification from each of the Adviser and the Sub-Adviser certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and noted that each of the Adviser and the Sub-Adviser have adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics.

Advisors Preferred:

The Board reviewed the balance sheet of the Adviser as of March 31, 2025, and the income statement and balance sheet at March 31, 2025 and the profit and loss statement for January through March 31, 2025. With respect to any references of investments in Kensington mutual fund as presented on the balance sheet, Ms. Ayers-Rigsby noted this represented the sole shareholder investment at commencement of Kensington funds, a minimal amount. The Board also reviewed the audited financials of the Adviser as of December 31, 2024. The Adviser reported $1.5 billion in total assets under management in active mutual funds and Ms. Ayers-Rigsby noted the commitment from Adviser to raise assets and fees as discussed earlier. There was discussion related to $140,000 paid to the state of Maryland in May for outstanding tax liability with respect to the Adviser and its related entities. She noted the fee did not include any penalties. Ms. Ayers-Rigsby noted she will confirm which entity under the ownership structure actually made the payment, noting it should be from both AtCap and the Adviser. The Board confirmed with Ms. Ayers-Rigsby that the Adviser has access to additional capital if so required.

The Board discussed the Adviser’s compliance program with the CCO of the Trust. The Board considered that the CCO of the Trust also serves as CCO of the Adviser and was recently appointed to serve as the CCO for North Country. The Trustees acknowledged they are confident in her abilities with respect to all positions, and Trustees were comfortable that if a conflict of interest were to arise, counsel would be called upon for a solution. The Board noted that the Adviser continues to have in place procedures which are currently working to prevent violations of applicable securities laws. The CCO confirmed that she has the support and resources to ensure the compliance procedures of the Trust are updated in accordance with current SEC rules. The Board considered that the cybersecurity risk of the Adviser is managed by Sikich LLP (a cybersecurity consultancy) with no data breaches reported. The Board discussed the overall technology of the Adviser with the CCO. The Adviser confirmed adequate Directors & Officers Error & Omissions Professional Liability Insurance (“D&O/E&O”) is in place. Counsel noted the Board had previously reviewed the business continuity plan for the Adviser. The Board concluded that the Adviser has qualified professionals, resources, and compliance policies essential to performing its duties under the Advisory Agreements. The Board reviewed financial statements of the Adviser and concluded it has sufficient financial resources to fulfill Trust-related obligations, based in part on a representation that the Adviser has access to additional capital, as needed.

The Gold Bullion Strategy Portfolio
ADDITIONAL INFORMATION (Unaudited)(Continued)
December 31, 2025

Flexible Plan:

The Board reviewed the balance sheet as of December 31, 2024 and profit & loss statement for calendar year ended December 31, 2024 from Flexible Plan and confirmed there were no changes to its financial conditions since then. The Board recalled the presentation by the Sub-Adviser and earlier discussions concerning reverse breakpoint fee splits, and the financial stability of Flexible Plan. The Board noted that over 60% of the assets managed by Flexible Plan are directed into purchases of the Gold Funds and Quantified Funds. The Board saw that Mr. Wagner remains dedicated to growing Flex Funds as investment vehicles under the various strategies for his clients, and determined Flexible Plan is financially equipped to continue to serve the Gold Portfolio as Sub-Adviser.

The Board confirmed with the CCO that she works closely with the CCO of FPI, and she had reviewed the policies and procedures manual of the Sub-Adviser, including latest revisions and business continuity plans. The Board confirmed that cybersecurity risk management is the responsibility of the Chief Information Officer/Chief Insurance Security Officer of Flexible Plan and that there were no reported breaches. The Trustees also noted that FPI has D&O/E&O coverage.

The Board determined that Flexible Plan has a compliance program in place that is reasonably designed to prevent violation of the applicable federal securities laws. The Board noted they are familiar with the portfolio managers of the sub-adviser and their qualifications in managing the Gold Portfolio.

Performance. The Board considered that the Adviser delegates day-to-day investment decisions to the Sub-Adviser and, therefore, does not directly control the performance of the Gold Portfolio. The Board considered the Adviser’s other responsibilities under the Advisory Agreements, including with respect to trade oversight, reviewing daily positions and balance reports for the Gold Portfolio, obtaining derivative agreements for the Gold Portfolio and reporting to the Board. The Trustees kept in mind that the Sub-Adviser’s emphasis is how its strategies work and use the Gold Portfolio as rotational vehicles, not necessarily for individual performance. The Trustees concluded that the Adviser appears to be properly and reasonably monitoring the Sub-Adviser’s adherence to the Gold Portfolio’s investment objectives and to be carrying out its functions appropriately.

With respect to the performance, the Board reviewed the Sub-Adviser’s daily management and investment strategies and considered the updated performance of the Gold Portfolio through March 31, 2025 compared to their primary benchmark and Morningstar category for various periods provided by the Adviser. The Board recalled the earlier detailed presentations by portfolio managers of Flexible Plan with respect to strategy and each Fund’s performance for various periods with explanations for over/under performance.

The Board considered that the Gold Portfolio underperformed the benchmark GSCI Gold Index for the one-, three-, five-year, and since inception periods ended March 31, 2025. This underperformance is expected as the Gold Portfolio bears expenses while the gold price index does not. The Board noted the Gold Portfolio lagged the S&P 500 Index for the one- and three-year periods but lagged for the other periods reviewed. With respect to the Morningstar Commodities Focused category, the Board noted that the Gold Portfolio outperformed for the one-and three year periods, and ten year period while lagging for the five year period. The Trustees noted that the S&P 500 Index and commodities indexes are presented primarily for market performance reference points but do not serve as direct comparisons because they are outside the gold-tracking investment mandate of the Gold Portfolio and that the Gold Portfolio includes a

The Gold Bullion Strategy Portfolio
ADDITIONAL INFORMATION (Unaudited)(Continued)
December 31, 2025

short-term fixed income element. The Board found the performance of the Gold Portfolio was delivering on its gold price tracking mandate and was satisfactory.

In summary, for the performance of the Gold Portfolio, the Board felt that with Adviser oversight, under the Sub-Adviser’s portfolio management, and with relevant strategy refinements, the Gold Portfolio is expected to continue to provide acceptable returns for shareholders over the long term.

Fees and Expenses: As to the costs of the services provided to the Gold Portfolio by the Adviser and the Sub-Adviser, respectively, the Board reviewed and discussed the advisory fee and total operating expenses of the Gold Portfolio compared to its peer group and Morningstar category or categories as presented in the meeting materials. The Board acknowledged that the Adviser pays the Sub-Adviser directly consistent with agreements and any breakpoints in effect.

The Board noted the advisory fee of 0.75% for Gold Portfolio was slightly above average but was within range of the Morningstar Commodity category, and well below the maximum management fee. With respect to Gold Portfolio, the Trustees noted the net expenses of 1.63% was within range of the Morningstar Commodity A Class (plus 0.25%) average and well below the maximum net expenses.

In the review of expenses with respect to Gold Portfolio, the Board reviewed and considered the split of the Advisory fee between the Adviser and the Sub-Adviser (the Sub-Adviser being paid by the Adviser, not the Fund), and determined it was acceptable and reasonable for the services being provided to the Gold Portfolio. The Board concluded that the advisory fees and net expenses of Gold Portfolio were reasonable, taking into consideration the complex investment strategy.

Profitability of Adviser. The Board considered the level of profitability for the Adviser, and if their fees were the result of arms-length negotiations with respect to the Advisory Agreement. The Trustees reviewed the levels of profits to the Adviser for the fiscal year ended December 31, 2024 from the Gold Portfolio with respect to advisory fees and from the total relationship with the Gold Portfolio. They considered whether profits from the Gold Portfolio were reasonable in light of services provided, including the assets levels and payments to the Sub-Adviser, and any breakpoints in fee structures for the Gold Portfolio. The Board discussed the reverse breakpoint split fees applicable to the Gold Portfolio. The Board considered the split with the Sub-Advisers to be reasonable for the services provided. The Board concluded the Adviser having excess profits from advising the Gold Portfolio is not a concern.

During their review, the Board noted that, taking into account the fees paid to the Sub-Adviser, with respect to Gold Portfolio, the Adviser operated at a loss managing the Gold Portfolio and at a loss taking into account the totality of the relationship. The Board concluded that based on the assets levels and services provided, the Adviser having excess profits from advising the Gold Portfolio is not a concern.

Profitability of Sub-Adviser: The Board reviewed the levels of profits to the Sub-Adviser for the year ended June 30, 2024 with respect to the Gold Portfolio. They noted the situation for the Gold Portfolio with respect to sub-advisory fees and from the total relationship with the Gold Portfolio. With regards to the Gold Portfolio, the Board noted that the Sub-Adviser usually charges higher fees for separately managed accounts with similar investment strategies or have fee structures that are not directly comparable. The Board, in consultation with counsel, noted that current court

The Gold Bullion Strategy Portfolio
ADDITIONAL INFORMATION (Unaudited)(Continued)
December 31, 2025

rulings with respect to profitability suggest up to or even over a 70% profit margin for any adviser or sub-adviser could be acceptable and not considered excessive.

With respect to the profitability review, the Board noted Flexible Plan operated Gold Portfolio at a loss from sub-advisory fees. The Board found that when taking into account the total relationship with the Gold Portfolio, the Sub-Adviser continues to operate at a loss. The Board concluded that based on the assets levels and services provided, that excessive Sub-Adviser profits from Gold Portfolio is not of current concern.

Economies of Scale. As to the extent to which the Gold Portfolio will realize economies of scale, the Adviser reported an estimate of $700 million be the minimum asset level required to reach such economies of scale. The Board discussed the Adviser’s expectations for the growth in net assets of the Gold Portfolio and concluded that any material economies of scale were not a concern at present assets levels. The Trustees noted economies of scale is an advisory agreement concern and is not a consideration for approval of any sub-advisory agreements. The Board agreed to revisit economies of scale as assets of the Gold Portfolio continue to grow.

Conclusion. Counsel assisted the Board throughout the 15(c) review process. The Board members relied upon the advice of counsel, and their own business judgement, in determining the material factors to be considered in evaluating the Agreements. In considering the approval, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions.

Accordingly, having requested and received such information from the Adviser and Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of each Agreement as appropriate; the Board, including a majority of the Independent Trustees, determined that, with respect to the Agreements, separately that (i) the terms of the Agreements are reasonable; (ii) the compensation payable by the Gold Portfolio to Advisors Preferred, LLC under the Agreements is determined to be for investment advisory services that are not primarily intended to result in sales of shares of the Gold Portfolio (iii) compensation payable under the Agreements is based on services provided that are in addition to rather than duplicative of services provided by other investment funds, ETFs, mutual funds and similar productions (iv) such compensation is determined to be fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable business judgement and (v) the renewal of the Agreements is in the best interests of the Gold Portfolio and its shareholders.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders. None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, Principal Executive Officer/President

Date	2/25/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, Principal Executive Officer/President

Date	2/25/26

By (Signature and Title)

/s/ Christine Casares
Christine Casares, Principal Financial Officer/Treasurer

Date	2/25/26